Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	13 Months Ended	25 Months Ended	37 Months Ended	49 Months Ended	61 Months Ended	73 Months Ended	85 Months Ended
	Jun. 03, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Rule One Fund - Founders Class Shares
Account Value [Line Items]
Accumulated Value	$ 20,000	$ 19,980	$ 19,560	$ 25,946	$ 21,609	$ 25,504	$ 30,253	$ 35,286	$ 29,132
S&P 500® Index
Account Value [Line Items]
Accumulated Value	20,000	21,469	23,080	32,495	29,046	34,737	43,267	49,828	60,952
Dow Jones Industrial Average Total Return Index
Account Value [Line Items]
Accumulated Value	$ 20,000	$ 21,458	$ 21,342	$ 29,099	$ 26,465	$ 30,229	$ 35,073	$ 40,236	$ 48,544